GEOGRAPHIC AREAS - FINANCIAL DATA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 36,662	$ 35,466	$ 34,392
Long-Lived Assets	5,660	5,471	5,562
U.S. Plans
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	20,907	21,262	20,662
Long-Lived Assets	4,107	3,949	3,964
Export sales included in United States net sales	4,708	4,187	4,037
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	8,052	6,840	6,800
Long-Lived Assets	555	537	566
Other international
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	7,703	7,364	6,930
Long-Lived Assets	$ 998	$ 985	$ 1,032